Short Term Investments (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure Of Short Term Investments [Abstract]
Summary of Short Term Investments

Consolidated
	June 30, 2024	June 30, 2023
	A$	A$
Term Deposits	20,086,308	—
	20,086,308	—